Schedule of property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Net book values, Beginning	€ 307	€ 24,776
Net book values, Ending	1,233	307
Revaluation	4	455
Assets under construction [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Net book values, Beginning		11,409
Net book values, Ending	412
Machinery [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Net book values, Beginning	41	2,861
Net book values, Ending	358	41
Office equipment [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Net book values, Beginning	5	237
Net book values, Ending	22	5
Revaluation
Right-of-use assets [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Net book values, Beginning	261	10,269
Net book values, Ending	442	261
Gross carrying amount [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning	1,726	32,978
Addition/Revaluation	1,051
Disposal	(216)	(28)
Depreciation at Ending	2,561	1,726
Revaluation		455
Additions during the year		1,550
Transfer to inventory
Derecognition on deconsolidation		(33,229)
Gross carrying amount [member] | Assets under construction [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning	0	14,726
Addition/Revaluation	412
Disposal
Depreciation at Ending	412	0
Revaluation
Additions during the year
Transfer to inventory
Derecognition on deconsolidation		(14,726)
Gross carrying amount [member] | Machinery [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning	1,250	5,846
Addition/Revaluation	254
Disposal
Depreciation at Ending	1,504	1,250
Additions during the year		1,260
Transfer to inventory
Derecognition on deconsolidation		(5,856)
Gross carrying amount [member] | Office equipment [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning	8	422
Addition/Revaluation	20
Disposal	(3)
Depreciation at Ending	26	8
Additions during the year		6
Transfer to inventory
Derecognition on deconsolidation		(420)
Gross carrying amount [member] | Right-of-use assets [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning	468	11,984
Addition/Revaluation	365
Disposal	(213)	(28)
Depreciation at Ending	620	468
Revaluation		455
Additions during the year		284
Transfer to inventory
Derecognition on deconsolidation		(12,227)
Accumulated depreciation and amortisation [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning	(1,419)	(8,202)
Disposal	251
Depreciation at Ending	(1,328)	(1,419)
Charge for year	(160)	(2,902)
Impairment charge
Derecognition on deconsolidation		9,685
Accumulated depreciation and amortisation [member] | Assets under construction [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning		(3,317)
Disposal
Depreciation at Ending
Charge for year
Impairment charge
Derecognition on deconsolidation		3,317
Accumulated depreciation and amortisation [member] | Machinery [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning	(1,209)	(2,985)
Disposal	94
Depreciation at Ending	(1,146)	(1,209)
Charge for year	(31)	(1,887)
Impairment charge
Derecognition on deconsolidation		3,663
Accumulated depreciation and amortisation [member] | Office equipment [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning	(3)	(185)
Disposal	1
Depreciation at Ending	(4)	(3)
Charge for year	(2)	(96)
Impairment charge
Derecognition on deconsolidation		278
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
ScheduleOfPropertyPlantAndEquipmentsLineItem [Line Items]
Depreciation at Beginning	(207)	(1,715)
Disposal	156
Depreciation at Ending	(178)	(207)
Charge for year	€ (127)	(919)
Impairment charge
Derecognition on deconsolidation		€ 2,427